RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																																		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 01, 2020	Nov. 17, 2020	Nov. 04, 2020	Oct. 19, 2020	Sep. 10, 2020	Aug. 12, 2020	Jul. 16, 2020	Jun. 03, 2020	Apr. 08, 2020	Mar. 09, 2020	Feb. 19, 2020	Jan. 24, 2020	Dec. 18, 2019	Nov. 20, 2019	Mar. 01, 2019	Feb. 15, 2019	Feb. 01, 2019	Jan. 17, 2019	Jan. 04, 2019	Jan. 04, 2019	Dec. 21, 2018	Oct. 12, 2018	Oct. 01, 2018	Jul. 05, 2018	Jun. 29, 2018	Jun. 21, 2018	Apr. 26, 2018	Mar. 31, 2018	Jan. 08, 2018	Dec. 02, 2017	Jan. 23, 2017	Jun. 06, 2016	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Jul. 08, 2021
Related Party Transaction [Line Items]
Loans payable amount																																		$ 1,617,000	$ 1,657,000				$ 1,617,000	$ 1,657,000
Repayment of debt	$ 40,000
Paid-in-kind interest																																				$ 40,093	$ 40,093	$ 61,968	80,849	82,851
Accured interest payable																																		54,755	53,671	27,888	27,267		54,755	53,671
Interest payable																																		54,755		218,551	$ 190,663	$ 40,138	54,755
Accounts payable related party																																		356,191	347,156				356,191	347,156
Accrued expenses related party																																		3,082,363	2,995,452	3,202,496			3,082,363	2,995,452
Accrued interest related party																																		2,276,454	1,901,952	2,473,480			2,276,454	1,901,952
Accrued interest related party																																		5,715,008		6,043,760			5,715,008		$ 180,244
Accrued royalties																																		65,292	65,292				65,292	65,292
Debt instrument, interest rate, stated percentage																																	3.00%
Interest payable																																		107,882					107,882
Operating Lease Agreements [Member]
Related Party Transaction [Line Items]
Payments for rent																																				2,508			2,508
Related Party [Member]
Related Party Transaction [Line Items]
Loans payable amount	40,000																																	1,617,000	1,657,000	1,617,000			1,617,000	1,657,000
Accounts payable related party																																		356,191	347,156	367,784			356,191	347,156
Accrued interest related party																																		5,714,008	5,244,560	115,244			5,714,008	5,244,560
Accrued royalties																																		65,292		65,292			65,292
Founder And Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Repayment of debt	$ 40,000
Principal Stockholder [Member]
Related Party Transaction [Line Items]
Loans payable amount																																		1,617,000		1,617,000			1,617,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accounts payable related party																																		356,191		367,784			356,191
Accrued interest related party																																		2,276,454		2,473,480			2,276,454
Chief Executive Officer [Member] | Royalty Agreement Terms [Member]
Related Party Transaction [Line Items]
Accrued royalties																																		65,292		65,292			65,292
Senior Staff [Member]
Related Party Transaction [Line Items]
Accrued expenses related party																																		3,082,363		$ 3,202,496			3,082,363
C E O [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Loans payable amount		$ 1,657,000
Loans received bear interest		3.00%
Stockholder [Member]
Related Party Transaction [Line Items]
Loan received		$ 70,000	$ 35,000	$ 30,000	$ 30,000	$ 100,000	$ 100,000	$ 100,000	$ 150,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 20,000	$ 20,000	$ 30,000	$ 30,000	$ 3,000	$ 17,000	$ 20,000	$ 11,000	$ 26,000	$ 20,000	$ 15,000	$ 15,000	$ 20,000	$ 15,000	$ 100,000	$ 30,000		$ 50,000
Debt instrument, interest rate, stated percentage																																	3.00%
President [Member] | Operating Lease Agreements [Member]
Related Party Transaction [Line Items]
Lessee, Operating Lease, Term of Contract																																8 years
Payments for rent																																$ 960		$ 0	$ 3,683				$ 0	$ 3,683